Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Beginning balance	¥ (172,586)		¥ 40,011	¥ 18,044
Foreign currency translation adjustments	(85,391)	$ (13,400)	(212,597)	21,967
Ending balance	¥ (257,977)	$ (40,482)	¥ (172,586)	¥ 40,011